Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 13,956,417	$ 12,296,691
Less: allowance for doubtful accounts	(374,065)	(259,555)
Accounts receivable, net	$ 13,582,352	$ 12,037,136